Other Income - Schedule of Other Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Income [Line Items]
Other income	€ 10,122	€ 7,425	€ 6,737
CIR Tax Credit
Disclosure Of Other Income [Line Items]
Other income	8,125	7,295	6,545
CICE Tax Credit
Disclosure Of Other Income [Line Items]
Other income	1,992	€ 130	171
Government Grants and Subsidies
Disclosure Of Other Income [Line Items]
Other income	€ 5		€ 21